UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2021

Date of reporting period: March 31, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

MESIROW FINANCIAL ENHANCED CORE PLUS FUND

MESIROW FINANCIAL HIGH YIELD FUND

MESIROW FINANCIAL SMALL CAP VALUE SUSTAINABILITY FUND

Semi-Annual Report

March 31, 2021

Investment Adviser:

Mesirow Financial Investment Management, Inc.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2021

The Funds file their complete schedules of investments with the US Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Form N-Q and Form N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 833-MESIROW (833-637-4769); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
MARCH 31, 2021 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 80.8%

	Face Amount	Value
Communication Services — 4.2%
AT&T
Callable 11/15/2027 @ $100
4.100%, 02/15/2028	$147,000	$164,637
Comcast
Callable 04/15/2048 @ $100
4.700%, 10/15/2048	90,000	111,208
Diamond Sports Group
Callable 08/15/2022 @ $103
5.375%, 08/15/2026(A)	150,000	108,000
T-Mobile USA
Callable 01/15/2030 @ $100
3.875%, 04/15/2030(A)	150,000	162,804
Verizon Communications
4.862%, 08/21/2046	42,000	50,385

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
MARCH 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Communication Services — continued
Verizon Communications
Callable 12/22/2029 @ $100
3.150%, 03/22/2030	$140,000	$147,662
ViacomCBS
Callable 11/15/2027 @ $100
3.375%, 02/15/2028	60,000	63,761

		808,457

Consumer Discretionary — 6.7%
Amazon.com
Callable 05/22/2027 @ $100
3.150%, 08/22/2027	150,000	164,126
Ford Motor
7.450%, 07/16/2031	90,000	113,475
General Motors Financial
Callable 05/19/2023 @ $100
4.150%, 06/19/2023	200,000	214,576
Home Depot
Callable 06/06/2048 @ $100
4.500%, 12/06/2048	80,000	97,866
IHO Verwaltungs GmbH
Callable 09/15/2021 @ $102
4.750%cash/5.500% PIK, 09/15/2026(A)	149,000	153,051
Levi Strauss
Callable 03/01/2026 @ $102
3.500%, 03/01/2031(A)	100,000	96,500
Lowe’s
Callable 06/15/2025 @ $100
3.375%, 09/15/2025	150,000	163,183
Mattel
Callable 04/01/2024 @ $102
3.750%, 04/01/2029(A)	150,000	150,938
TJX
Callable 01/15/2030 @ $100
3.875%, 04/15/2030	45,000	50,104
Callable 03/15/2025 @ $100
3.500%, 04/15/2025	75,000	81,760

		1,285,579

Consumer Staples — 8.7%
Altria Group
Callable 11/04/2031 @ $100
2.450%, 02/04/2032	150,000	143,307

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
MARCH 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Consumer Staples — continued
Anheuser-Busch
Callable 11/01/2025 @ $100
3.650%, 02/01/2026	$190,000	$208,903
Coca-Cola
2.950%, 03/25/2025	40,000	43,158
Kraft Heinz Foods
4.000%, 06/15/2023	60,000	63,900
Kraft Heinz Foods
Callable 03/01/2026 @ $100
3.000%, 06/01/2026	60,000	63,141
Kroger
Callable 11/01/2025 @ $100
3.500%, 02/01/2026	140,000	152,728
Modulaire Global Finance
Callable 04/16/2021 @ $102
8.000%, 02/15/2023(A)	175,000	178,588
Performance Food Group
Callable 10/15/2022 @ $103
5.500%, 10/15/2027(A)	150,000	156,864
Pilgrim’s Pride
Callable 04/15/2026 @ $102
4.250%, 04/15/2031(A)	150,000	149,434
Procter & Gamble
3.000%, 03/25/2030	120,000	129,165
Spectrum Brands
Callable 10/01/2024 @ $103
5.000%, 10/01/2029(A)	150,000	158,250
Callable 03/15/2026 @ $102
3.875%, 03/15/2031(A)	150,000	146,813
Walmart
Callable 12/29/2047 @ $100
4.050%, 06/29/2048	72,000	85,257

		1,679,508

Energy — 6.9%
Archrock Partners
Callable 04/01/2022 @ $105
6.875%, 04/01/2027(A)	150,000	156,375
BP Capital Markets America
Callable 07/21/2025 @ $100
3.796%, 09/21/2025	80,000	88,145
Callable 08/19/2022 @ $100
2.520%, 09/19/2022	120,000	123,398

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
MARCH 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Energy — continued
ConocoPhillips
6.500%, 02/01/2039	$60,000	$85,637
ConocoPhillips
Callable 05/15/2044 @ $100
4.300%, 11/15/2044	15,000	17,085
Enbridge
Callable 08/15/2029 @ $100
3.125%, 11/15/2029	95,000	98,784
Energy Transfer
Callable 02/15/2030 @ $100
3.750%, 05/15/2030	50,000	51,548
Energy Transfer Operating
Callable 11/01/2023 @ $100
7.600%, 02/01/2024	70,000	80,388
Callable 11/01/2021 @ $100
5.200%, 02/01/2022	100,000	102,594
Enterprise Products Operating
Callable 08/15/2047 @ $100
4.250%, 02/15/2048	70,000	74,353
Kinder Morgan
Callable 03/01/2025 @ $100
4.300%, 06/01/2025	100,000	111,672
Saudi Arabian Oil MTN
2.750%, 04/16/2022(A)	200,000	204,976
Transcanada Trust
Callable 09/15/2029 @ $100
5.500%, VAR United States Secured Overnight Financing Rate+4.416%, 09/15/2079	135,000	144,281

		1,339,236

Financials — 21.0%
Allstate
Callable 08/15/2023 @ $100
5.750%, VAR ICE LIBOR USD 3 Month+2.938%, 08/15/2053	130,000	137,475
Aon
Callable 09/15/2025 @ $100
3.875%, 12/15/2025	150,000	165,751
Callable 02/02/2029 @ $100
3.750%, 05/02/2029	100,000	110,030
Bank of America
8.050%, 06/15/2027	115,000	148,247
4.450%, 03/03/2026	75,000	84,301

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
MARCH 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Financials — continued
Bank of America MTN
Callable 10/21/2021 @ $100
2.503%, 10/21/2022	$100,000	$101,183
Bank of New York Mellon
Callable 09/20/2026 @ $100
4.625%, VAR ICE LIBOR USD 3 Month+3.131%(B)	140,000	147,700
Berkshire Hathaway Finance
Callable 07/15/2048 @ $100
4.250%, 01/15/2049	95,000	109,979
BlackRock
3.200%, 03/15/2027	170,000	186,515
Charles Schwab
Callable 06/01/2026 @ $100
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.168%(B)	150,000	152,220
Citigroup
3.700%, 01/12/2026	100,000	109,832
Goldman Sachs Capital I
6.345%, 02/15/2034	110,000	147,500
Jefferies Group
4.150%, 01/23/2030	160,000	175,673
JPMorgan Chase
Callable 08/01/2024 @ $100
5.000%, VAR United States Secured Overnight Financing Rate+3.380%(B)	140,000	144,725
Lloyds Banking Group
3.750%, 01/11/2027	200,000	219,351
MetLife
Callable 08/13/2025 @ $100
3.600%, 11/13/2025	150,000	164,875
MetLife Capital Trust IV
Callable 12/15/2032 @ $100
7.875%, 12/15/2037(A)	110,000	152,872
Morgan Stanley
Callable 04/15/2021 @ $100
4.051%, VAR ICE LIBOR USD 3 Month+3.810%(B)	140,000	140,000
Northern Trust
Callable 10/01/2026 @ $100
4.600%, VAR ICE LIBOR USD 3 Month+3.202%(B)	135,000	142,762

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
MARCH 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Financials — continued
Callable 02/01/2030 @ $100
1.950%, 05/01/2030	$120,000	$117,064
PNC Financial Services Group
Callable 11/01/2026 @ $100
5.000%, VAR ICE LIBOR USD 3 Month+3.300%(B)	135,000	147,319
Callable 04/19/2027 @ $100
3.150%, 05/19/2027	120,000	129,798
Prudential Financial MTN
Callable 09/13/2050 @ $100
3.700%, 03/13/2051	90,000	95,276
State Street
Callable 12/03/2023 @ $100
3.776%, VAR ICE LIBOR USD 3 Month+0.770%, 12/03/2024	60,000	64,959
Truist Financial
Callable 09/01/2024 @ $100
4.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.003%(B)	140,000	146,800
US Bancorp
Callable 04/15/2027 @ $100
5.300%, VAR ICE LIBOR USD 3 Month+2.914%(B)	135,000	148,061
Callable 03/27/2026 @ $100
3.100%, 04/27/2026	100,000	107,296
Wells Fargo
Callable 10/24/2028 @ $100
4.150%, 01/24/2029	135,000	152,161
Callable 03/15/2026 @ $100
3.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.453%(B)	200,000	201,980

		4,051,705

Health Care — 7.3%
AbbVie
Callable 11/14/2044 @ $100
4.700%, 05/14/2045	50,000	59,219
Callable 09/15/2034 @ $100
4.550%, 03/15/2035	55,000	63,870
Callable 09/06/2022 @ $100
3.200%, 11/06/2022	80,000	83,008

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
MARCH 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Health Care — continued
AMN Healthcare
Callable 10/01/2022 @ $102
4.625%, 10/01/2027(A)	$150,000	$153,375
AstraZeneca
Callable 03/12/2027 @ $100
3.125%, 06/12/2027	140,000	150,663
CVS Health
Callable 01/20/2045 @ $100
5.125%, 07/20/2045	110,000	134,667
Callable 02/09/2023 @ $100
3.700%, 03/09/2023	40,000	42,451
Gilead Sciences
Callable 09/30/2021 @ $100
0.750%, 09/29/2023	140,000	140,163
Merck
Callable 11/10/2024 @ $100
2.750%, 02/10/2025	180,000	191,871
Pfizer
4.125%, 12/15/2046	60,000	69,768
Prestige Brands
Callable 04/01/2026 @ $102
3.750%, 04/01/2031(A)	150,000	143,063
Zimmer Biomet Holdings
Callable 12/20/2029 @ $100
3.550%, 03/20/2030	160,000	171,056

		1,403,174

Industrials — 13.9%
3M
Callable 10/15/2049 @ $100
3.700%, 04/15/2050	55,000	59,740
Callable 03/15/2025 @ $100
2.650%, 04/15/2025	125,000	132,766
Arcosa
Callable 04/15/2024 @ $102
4.375%, 04/15/2029(A)	150,000	150,000
BNSF Funding Trust I
Callable 01/15/2026 @ $100
6.613%, VAR ICE LIBOR USD 3 Month+2.350%, 12/15/2055	130,000	148,955
Boeing
Callable 12/01/2028 @ $100
3.200%, 03/01/2029	230,000	232,924

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
MARCH 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Industrials — continued
Cargo Aircraft Management
Callable 02/01/2023 @ $102
4.750%, 02/01/2028(A)	$150,000	$154,875
Cascades
Callable 01/15/2023 @ $103
5.375%, 01/15/2028(A)	100,000	105,000
Caterpillar
Callable 01/09/2030 @ $100
2.600%, 04/09/2030	200,000	204,717
CSX
Callable 11/15/2029 @ $100
2.400%, 02/15/2030	180,000	180,997
Dycom Industries
Callable 04/15/2024 @ $102
4.500%, 04/15/2029(A)	150,000	150,375
Garda World Security
Callable 02/15/2023 @ $102
4.625%, 02/15/2027(A)	150,000	150,000
General Dynamics
Callable 03/15/2025 @ $100
3.500%, 05/15/2025	120,000	131,197
General Electric MTN
5.875%, 01/14/2038	120,000	155,288
L3Harris Technologies
Callable 03/15/2028 @ $100
4.400%, 06/15/2028	155,000	175,885
Raytheon Technologies
Callable 08/16/2028 @ $100
4.125%, 11/16/2028	170,000	191,443
Callable 07/16/2023 @ $100
3.650%, 08/16/2023	7,000	7,488
Republic Services
Callable 11/15/2030 @ $100
1.450%, 02/15/2031	150,000	137,132
TriMas
Callable 04/15/2024 @ $102
4.125%, 04/15/2029(A)	150,000	150,000
Xylem
Callable 11/30/2027 @ $100
1.950%, 01/30/2028	60,000	59,900

		2,678,682

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
MARCH 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Information Technology — 2.6%
Apple
3.200%, 05/13/2025	$180,000	$195,222
NCR
Callable 09/01/2024 @ $103
6.125%, 09/01/2029(A)	150,000	158,812
Xerox Holdings
Callable 07/15/2028 @ $100
5.500%, 08/15/2028(A)	140,000	144,944

		498,978

Materials — 5.4%
Carpenter Technology
Callable 07/15/2023 @ $103
6.375%, 07/15/2028	150,000	161,232
Consolidated Energy Finance
Callable 05/06/2021 @ $105
6.875%, 06/15/2025(A)	150,000	152,813
DuPont de Nemours
Callable 05/15/2048 @ $100
5.419%, 11/15/2048	100,000	128,906
Greif
Callable 03/01/2022 @ $103
6.500%, 03/01/2027(A)	161,000	169,654
Mercer International
Callable 02/01/2024 @ $103
5.125%, 02/01/2029(A)	160,000	165,760
Rain CII Carbon
Callable 05/06/2021 @ $104
7.250%, 04/01/2025(A)	110,000	113,873
Vulcan Materials
Callable 03/01/2030 @ $100
3.500%, 06/01/2030	135,000	144,754

		1,036,992

Real Estate — 1.4%
Crown Castle International
Callable 04/01/2030 @ $100
3.300%, 07/01/2030	130,000	136,077
Weyerhaeuser
Callable 08/15/2029 @ $100
4.000%, 11/15/2029	120,000	133,475

		269,552

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
MARCH 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Utilities — 2.7%
Florida Power & Light
Callable 06/01/2025 @ $100
3.125%, 12/01/2025	$160,000	$172,656
National Rural Utilities Cooperative Finance
Callable 11/07/2027 @ $100
3.400%, 02/07/2028	160,000	171,970
Southern California Edison
Callable 05/01/2029 @ $100
2.850%, 08/01/2029	180,000	182,688

		527,314

TOTAL CORPORATE OBLIGATIONS
(Cost $15,493,636)		15,579,177

U.S. TREASURY OBLIGATIONS — 10.2%
U.S. Treasury Bonds
4.375%, 11/15/2039	140,000	187,119
2.375%, 11/15/2049	125,000	124,185
1.375%, 08/15/2050	100,000	78,031
1.125%, 08/15/2040	40,000	32,525
U.S. Treasury Notes
1.875%, 07/31/2026	400,000	417,813
1.750%, 11/15/2029	105,000	106,243
1.750%, 07/31/2024	185,000	192,971
0.875%, 11/15/2030	100,000	92,484
0.625%, 05/15/2030	110,000	100,100
0.625%, 11/30/2027	200,000	190,719
0.375%, 09/30/2027	100,000	94,105
0.375%, 11/30/2025	350,000	342,357

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,015,501)		1,958,652

LOAN OBLIGATIONS — 4.2%
Communication Services — 1.0%
Terrier Media Buyer, Inc., Term B Loan, 1st Lien
3.609%, VAR LIBOR+3.500%, 12/17/2026	187,630	185,780

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
MARCH 31, 2021 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Consumer Staples — 0.7%
MRO Holdings, Inc., Initial Term Loan, 1st Lien
5.203%, VAR LIBOR+5.000%, 06/04/2026	$147,744	$141,342

Financials — 0.8%
Advisor Group Holdings, Inc., Term B-1 Loan, 1st Lien
4.609%, VAR LIBOR+4.500%, 07/31/2026	148,125	147,940

Information Technology — 0.7%
Ascend Learning, LLC, Initial Term B Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 07/12/2024	147,704	146,928

Materials — 1.0%
BWay Holding Company, Initial Term Loan
3.443%, VAR LIBOR+3.250%, 04/03/2024 (C)	198,966	194,490

TOTAL LOAN OBLIGATIONS
(Cost $821,923)		816,480

MORTGAGE-BACKED SECURITIES — 2.9%
UMBS TBA
2.500%, 04/01/2043	400,000	410,469
1.500%, 04/15/2036	150,000	150,677

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $565,059)		561,146

ASSET-BACKED SECURITY — 1.1%
Citibank Credit Card Issuance Trust, Ser 2018-A6, Cl A6
3.210%, 12/07/2024	200,000	209,889

TOTAL ASSET-BACKED SECURITY
(Cost $209,353)		209,889

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
MARCH 31, 2021 (Unaudited)

MUNICIPAL BOND — 0.6%

	Face Amount	Value
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 08/01/2028 @ $100
3.900%, 08/01/2031	$105,000	$115,730

TOTAL MUNICIPAL BOND
(Cost $114,388)		115,730

TOTAL INVESTMENTS — 99.8%
(Cost $19,219,860)		$19,241,074

A list of the open forward contracts held by the Fund at March 31, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	06/14/21	BRL	52,435	USD	8,894	$(373)
HSBC	06/14/21	USD	91,243	BRL	537,712	3,791
HSBC	06/16/21	USD	30,000	BRL	167,238	(448)
HSBC	06/16/21	USD	20,000	ILS	66,577	(64)
HSBC	06/16/21	EUR	33,000	RUB	2,938,842	(235)
HSBC	06/16/21	USD	52,115	COP	188,061,034	(866)
HSBC	06/16/21	GBP	57,013	EUR	66,000	(1,093)
HSBC	06/16/21	EUR	66,000	GBP	56,819	826
HSBC	06/16/21	EUR	67,000	INR	5,874,711	621
HSBC	06/16/21	USD	68,351	GBP	49,000	(783)
HSBC	06/16/21	USD	71,869	HUF	22,226,617	22
HSBC	06/16/21	CAD	79,000	NOK	537,325	(50)
HSBC	06/16/21	CAD	83,000	JPY	7,230,209	(707)
HSBC	06/16/21	USD	97,797	KRW	110,955,123	597
HSBC	06/16/21	CAD	100,784	AUD	104,000	(1,187)
HSBC	06/16/21	AUD	104,000	CAD	100,339	833
HSBC	06/16/21	EUR	111,147	USD	132,431	1,878
HSBC	06/16/21	USD	121,243	SEK	1,034,029	(2,760)
HSBC	06/16/21	USD	121,475	CLP	88,741,942	1,761
HSBC	06/16/21	ILS	142,171	USD	42,615	43
HSBC	06/16/21	USD	148,662	EUR	124,751	(2,129)
HSBC	06/16/21	USD	169,736	THB	5,229,122	(2,451)
HSBC	06/16/21	USD	180,230	CZK	3,987,897	(1,030)
HSBC	06/16/21	USD	181,243	NOK	1,532,928	(2,027)
HSBC	06/16/21	USD	190,000	JPY	20,743,377	(2,524)
HSBC	06/16/21	USD	110,000	PHP	5,388,682	250
HSBC	06/16/21	USD	80,000	PHP	3,899,602	(216)
HSBC	06/16/21	GBP	190,177	USD	263,751	1,510
HSBC	06/16/21	USD	205,062	TRY	1,639,181	(16,500)
HSBC	06/16/21	USD	224,273	MXN	4,815,996	9,387
HSBC	06/16/21	USD	248,656	PLN	957,161	(6,361)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
MARCH 31, 2021 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	06/16/21	AUD	285,000	NZD	307,621	$(1,739)
HSBC	06/16/21	NZD	308,225	AUD	285,000	1,318
HSBC	06/16/21	USD	321,859	IDR	4,722,569,283	(1,097)
HSBC	06/16/21	USD	120,000	CNH	792,842	79
HSBC	06/16/21	USD	211,488	CNH	1,392,381	(607)
HSBC	06/16/21	USD	335,096	RUB	24,948,084	(8,035)
HSBC	06/16/21	CHF	343,918	USD	371,243	6,605
HSBC	06/16/21	USD	370,706	NZD	520,000	(7,605)
HSBC	06/16/21	USD	378,544	CHF	351,454	(5,915)
HSBC	06/16/21	SGD	416,441	USD	310,000	533
HSBC	06/16/21	RON	424,064	USD	101,243	558
HSBC	06/16/21	AUD	430,435	USD	331,505	4,461
HSBC	06/16/21	USD	452,413	AUD	590,000	(4,133)
HSBC	06/16/21	USD	437,922	INR	32,454,217	265
HSBC	06/16/21	USD	30,000	INR	2,206,414	(210)
HSBC	06/16/21	AUD	137,000	JPY	11,557,530	363
HSBC	06/16/21	AUD	350,000	JPY	29,197,291	(2,048)
HSBC	06/16/21	NOK	538,291	CAD	79,000	(63)
HSBC	06/16/21	NOK	575,000	SEK	575,549	(1,276)
HSBC	06/16/21	SEK	577,733	NOK	575,000	1,025
HSBC	06/16/21	USD	584,763	SGD	787,701	597
HSBC	06/16/21	USD	160,000	TWD	4,524,198	206
HSBC	06/16/21	USD	440,574	TWD	12,348,244	(3,312)
HSBC	06/16/21	NZD	484,687	USD	345,618	7,176
HSBC	06/16/21	NZD	170,000	USD	118,702	(4)
HSBC	06/16/21	USD	471,584	CAD	594,330	1,392
HSBC	06/16/21	USD	316,000	CAD	392,999	(3,246)
HSBC	06/16/21	PLN	1,162,567	USD	298,000	3,708
HSBC	06/16/21	NOK	568,689	USD	66,978	492
HSBC	06/16/21	NOK	685,647	USD	80,000	(160)
HSBC	06/16/21	CAD	94,752	USD	76,000	595
HSBC	06/16/21	CAD	1,314,113	USD	1,040,000	(5,789)
HSBC	06/16/21	TRY	1,814,552	USD	205,000	(3,735)
HSBC	06/16/21	SEK	2,278,298	USD	267,282	6,227
HSBC	06/16/21	RUB	2,951,722	EUR	33,000	66
HSBC	06/16/21	CZK	3,102,351	USD	140,000	593
HSBC	06/16/21	CNH	3,622,795	USD	550,000	1,315
HSBC	06/16/21	INR	5,900,607	EUR	67,000	(970)
HSBC	06/16/21	THB	2,464,496	USD	80,000	1,158
HSBC	06/16/21	THB	4,387,187	USD	140,000	(351)
HSBC	06/16/21	JPY	7,152,626	CAD	83,000	1,408
HSBC	06/16/21	PHP	1,954,359	USD	40,000	15
HSBC	06/16/21	PHP	7,633,809	USD	155,665	(519)
HSBC	06/16/21	RUB	2,909,670	USD	38,804	659
HSBC	06/16/21	RUB	9,978,380	USD	130,000	(813)
HSBC	06/16/21	INR	16,960,803	USD	230,000	1,000
HSBC	06/16/21	TWD	7,252,313	USD	260,000	3,189
HSBC	06/16/21	TWD	9,917,884	USD	350,000	(1,201)
HSBC	06/16/21	JPY	35,788,498	USD	328,754	5,302
HSBC	06/16/21	JPY	29,045,646	AUD	350,000	3,418

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
MARCH 31, 2021 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	06/16/21	JPY	11,627,095	AUD	137,000	$(992)
HSBC	06/16/21	CLP	161,939,145	USD	221,243	(3,643)
HSBC	06/16/21	KRW	323,623,372	USD	285,000	(1,985)
HSBC	06/16/21	COP	436,901,963	USD	121,243	2,182
HSBC	06/16/21	IDR	3,640,302,805	USD	250,000	2,747
HSBC	06/16/21	IDR	1,326,626,532	USD	90,000	(106)
HSBC	06/17/21	USD	81,901	ZAR	1,274,063	3,538
HSBC	06/17/21	TRY	218,000	ZAR	418,981	3,037
HSBC	06/17/21	ZAR	420,479	TRY	218,000	(3,137)
HSBC	06/17/21	ZAR	425,000	JPY	3,109,003	(402)
HSBC	06/17/21	ZAR	1,868,567	USD	121,243	(4,065)
HSBC	06/17/21	JPY	3,121,696	ZAR	425,000	287

						$(21,929)

For the period ended March 31, 2021, the average forward currency contracts to deliver and to receive were $ (134,249) and $ 128,097, respectively.

Percentages are based on Net Assets of $19,274,230.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2021 was $4,038,009 and represents 21.0% of Net Assets.

(B)	Perpetual security with no stated maturity date.
(C)	Unsettled Bank Loan. Interest rate may not be available.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

INR — Indian Rupee

JPY — Japanese Yen

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
MARCH 31, 2021 (Unaudited)

KRW — Korean Won

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

PIK — Payment-in-Kind

PLN — Polish Zloty

RB — Revenue Bond

RON — Romanian Leu

RUB — Russian Ruble

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

TBA — To Be Announced

THB — Thailand Dollar

TRY — Turkish Lira

TWD — Taiwan Dollar

UMBS — Uniform Mortgage Backed Securities

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

As of March 31, 2021, all of the Fund’s investments in securities and other financial instruments were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
MARCH 31, 2021 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 83.6%

	Face Amount	Value
Communication Services — 6.3%
Beasley Mezzanine Holdings
Callable 02/01/2023 @ $104
8.625%, 02/01/2026(A)	$637,000	$640,185
Diamond Sports Group
Callable 08/15/2022 @ $103
6.625%, 08/15/2027(A)	556,000	289,120
Callable 08/15/2022 @ $103
5.375%, 08/15/2026(A)	433,000	311,760
Getty Images
Callable 03/01/2022 @ $105
9.750%, 03/01/2027(A)	320,000	340,800
Meredith
Callable 05/06/2021 @ $103
6.875%, 02/01/2026	453,000	465,876
Salem Media Group
Callable 05/06/2021 @ $103
6.750%, 06/01/2024(A)	300,000	295,500
Spanish Broadcasting System
Callable 09/01/2023 @ $105
9.750%, 03/01/2026(A)	558,000	548,235

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
MARCH 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Communication Services — continued
Townsquare Media
Callable 02/01/2023 @ $103
6.875%, 02/01/2026(A)	$392,000	$417,480
Urban One
Callable 02/01/2024 @ $104
7.375%, 02/01/2028(A)	636,000	658,470

		3,967,426

Consumer Discretionary — 11.4%
Arrow Bidco
Callable 05/06/2021 @ $105
9.500%, 03/15/2024(A)	867,000	858,330
Carnival
Callable 08/01/2023 @ $105
10.500%, 02/01/2026(A)	289,000	339,936
Cooper-Standard Automotive
Callable 11/15/2021 @ $103
5.625%, 11/15/2026(A)	995,000	840,775
Houghton Mifflin Harcourt Publishers
Callable 02/15/2022 @ $105
9.000%, 02/15/2025(A)	580,000	620,600
Mattel
Callable 05/01/2041 @ $100
5.450%, 11/01/2041	732,000	799,710
Party City Holdings
Callable 08/15/2023 @ $104
8.750%, 02/15/2026(A)	1,035,000	1,066,050
PM General Purchaser
Callable 10/01/2023 @ $105
9.500%, 10/01/2028(A)	580,000	619,150
Rent-A-Center
Callable 02/15/2024 @ $103
6.375%, 02/15/2029(A)	468,000	496,080
Staples
Callable 04/15/2022 @ $105
10.750%, 04/15/2027(A)	355,000	350,563
Callable 04/15/2022 @ $104
7.500%, 04/15/2026(A)	403,000	425,064
Vista Outdoor
Callable 03/15/2024 @ $102
4.500%, 03/15/2029(A)	743,000	735,165

		7,151,423

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
MARCH 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Consumer Staples — 2.6%
Modulaire Global Finance
Callable 04/16/2021 @ $102
8.000%, 02/15/2023(A)	$735,000	$750,067
Pilgrim’s Pride
Callable 04/15/2026 @ $102
4.250%, 04/15/2031(A)	307,000	305,843
Simmons Foods
Callable 03/01/2024 @ $102
4.625%, 03/01/2029(A)	601,000	606,271

		1,662,181

Energy — 21.1%
Archrock Partners
Callable 04/01/2022 @ $105
6.875%, 04/01/2027(A)	520,000	542,100
Bristow Group
Callable 03/01/2024 @ $103
6.875%, 03/01/2028(A)	696,000	693,745
Conuma Coal Resources
Callable 05/06/2021 @ $103
10.000%, 05/01/2023(A)	460,000	418,600
CSI Compressco
Callable 05/06/2021 @ $106
7.500%, 04/01/2025(A)	950,000	964,250
Ensign Drilling
Callable 05/06/2021 @ $105
9.250%, 04/15/2024(A)	796,000	644,760
Ferrellgas Escrow
Callable 04/01/2024 @ $103
5.875%, 04/01/2029(A)	218,000	215,057
Global Partners
Callable 08/01/2022 @ $104
7.000%, 08/01/2027	590,000	622,450
Natural Resource Partners
Callable 10/30/2021 @ $105
9.125%, 06/30/2025(A)	720,000	684,511
NGL Energy Operating
Callable 02/01/2023 @ $104
7.500%, 02/01/2026(A)	718,000	737,745
Patterson-UTI Energy
Callable 08/15/2029 @ $100
5.150%, 11/15/2029	653,000	649,098
Callable 11/01/2027 @ $100
3.950%, 02/01/2028	185,000	173,476

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
MARCH 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Energy — continued
PowerTeam Services
Callable 02/04/2023 @ $105
9.033%, 12/04/2025(A)	$670,000	$738,675
Shelf Drilling Holdings
Callable 03/15/2022 @ $107
8.875%, 11/15/2024(A)	440,000	440,000
Solaris Midstream Holdings
Callable 04/01/2023 @ $104
7.625%, 04/01/2026(A)	660,000	674,850
Summit Midstream Holdings
Callable 05/06/2021 @ $103
5.750%, 04/15/2025	1,218,000	992,670
Callable 05/06/2021 @ $100
5.500%, 08/15/2022	40,000	38,700
SunCoke Energy Partners
Callable 05/06/2021 @ $106
7.500%, 06/15/2025(A)	850,000	882,938
TransMontaigne Partners
Callable 04/21/2021 @ $105
6.125%, 02/15/2026	629,000	632,145
Transocean Pontus
Callable 08/01/2021 @ $105
6.125%, 08/01/2025(A)	214,600	202,797
Transocean Poseidon
Callable 02/01/2022 @ $105
6.875%, 02/01/2027(A)	647,000	598,029
USA Compression Partners
Callable 05/06/2021 @ $105
6.875%, 04/01/2026	460,000	471,787
Callable 09/01/2022 @ $105
6.875%, 09/01/2027	270,000	278,100
Welltec
Callable 05/06/2021 @ $104
9.500%, 12/01/2022(A)	990,000	975,150

		13,271,633

Financials — 2.7%
Advisor Group Holdings
Callable 08/01/2022 @ $108
10.750%, 08/01/2027(A)	180,000	201,444
AG Issuer
Callable 03/01/2023 @ $103
6.250%, 03/01/2028(A)	341,000	356,771

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
MARCH 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Financials — continued
Burford Capital Global Finance
Callable 04/15/2024 @ $103
6.250%, 04/15/2028(A)	$89,000	$91,225
Compass Group Diversified Holdings
Callable 04/15/2024 @ $103
5.250%, 04/15/2029(A)	286,000	299,851
VistaJet Malta Finance
Callable 06/01/2022 @ $105
10.500%, 06/01/2024(A)	670,000	730,300

		1,679,591

Health Care — 0.3%
Varex Imaging
Callable 10/15/2023 @ $106
7.875%, 10/15/2027(A)	160,000	178,000

Industrials — 23.7%
Alta Equipment Group
Callable 04/15/2023 @ $103
5.625%, 04/15/2026(A)	575,000	582,906
Altera Infrastructure
Callable 04/21/2021 @ $104
8.500%, 07/15/2023(A)	679,000	614,495
Arcosa
Callable 04/15/2024 @ $102
4.375%, 04/15/2029(A)	600,000	600,000
Brundage-Bone Concrete Pumping Holdings
Callable 02/01/2023 @ $103
6.000%, 02/01/2026(A)	908,000	946,590
Cimpress
Callable 06/15/2021 @ $105
7.000%, 06/15/2026(A)	550,000	580,635
Cleaver-Brooks
Callable 05/06/2021 @ $102
7.875%, 03/01/2023(A)	830,000	813,400
Dycom Industries
Callable 04/15/2024 @ $102
4.500%, 04/15/2029(A)	148,000	148,370
F-Brasile
Callable 08/15/2022 @ $104
7.375%, 08/15/2026(A)	864,000	865,901

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
MARCH 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Industrials — continued
Garda World Security
Callable 02/15/2023 @ $102
4.625%, 02/15/2027(A)	$530,000	$530,000
Granite US Holdings
Callable 10/01/2022 @ $106
11.000%, 10/01/2027(A)	580,000	653,950
Grinding Media
Callable 05/06/2021 @ $102
7.375%, 12/15/2023(A)	479,000	489,514
H&E Equipment Services
Callable 12/15/2023 @ $102
3.875%, 12/15/2028(A)	910,000	884,975
HC2 Holdings
Callable 02/01/2023 @ $104
8.500%, 02/01/2026(A)	510,000	505,538
Interface
Callable 12/01/2023 @ $103
5.500%, 12/01/2028(A)	881,000	910,734
JPW Industries Holding
Callable 05/06/2021 @ $107
9.000%, 10/01/2024(A)	1,054,000	1,059,270
Navios South American Logistics
Callable 08/01/2022 @ $108
10.750%, 07/01/2025(A)	714,000	787,185
New Enterprise Stone & Lime
Callable 07/15/2023 @ $105
9.750%, 07/15/2028(A)	500,000	560,000
Quad
7.000%, 05/01/2022	876,000	865,461
Titan International
Callable 05/06/2021 @ $103
6.500%, 11/30/2023	637,000	644,424
TriMas
Callable 04/15/2024 @ $102
4.125%, 04/15/2029(A)	910,000	910,000
Triumph Group
Callable 02/01/2023 @ $104
8.875%, 06/01/2024(A)	206,000	231,791
Callable 05/06/2021 @ $106
7.750%, 08/15/2025	729,000	732,645

		14,917,784

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
MARCH 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Information Technology — 3.4%
Austin BidCo
Callable 12/15/2023 @ $104
7.125%, 12/15/2028(A)	$637,000	$648,148
Exela Intermediate
Callable 05/06/2021 @ $105
10.000%, 07/15/2023(A)	345,000	125,062
NCR
Callable 09/01/2024 @ $103
6.125%, 09/01/2029(A)	850,000	899,937
Callable 04/15/2024 @ $103
5.125%, 04/15/2029(A)	32,000	32,240
Xerox Holdings
Callable 07/15/2028 @ $100
5.500%, 08/15/2028(A)	437,000	452,433

		2,157,820

Materials — 10.1%
Carpenter Technology
Callable 07/15/2023 @ $103
6.375%, 07/15/2028	620,000	666,427
Consolidated Energy Finance
Callable 05/06/2021 @ $105
6.875%, 06/15/2025(A)	520,000	529,750
Callable 05/15/2021 @ $105
6.500%, 05/15/2026(A)	120,000	119,400
Iris Holdings
Callable 02/15/2023 @ $104
8.750%, cash/9.500% PIK, 02/15/2026(A)	205,000	207,563
JW Aluminum Continuous Cast
Callable 06/01/2021 @ $108
10.250%, 06/01/2026(A)	580,000	613,350
Koppers
Callable 05/06/2021 @ $103
6.000%, 02/15/2025(A)	613,000	631,874
Neon Holdings
Callable 04/01/2022 @ $105
10.125%, 04/01/2026(A)	712,000	776,080
Rain CII Carbon
Callable 05/06/2021 @ $104
7.250%, 04/01/2025(A)	705,000	729,823
Schweitzer-Mauduit International
Callable 10/01/2021 @ $105
6.875%, 10/01/2026(A)	590,000	625,400

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
MARCH 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Materials — continued
Venator Finance Sarl
Callable 05/06/2021 @ $104
5.750%, 07/15/2025(A)	$740,000	$717,800
White Capital Parent
Callable 03/15/2022 @ $102
8.250%cash/9.000% PIK, 03/15/2026(A)	720,000	750,600

		6,368,067

Real Estate — 2.0%
CoreCivic
Callable 07/15/2027 @ $100
4.750%, 10/15/2027	410,000	365,413
Outfront Media Capital
Callable 01/15/2024 @ $102
4.250%, 01/15/2029(A)	913,000	878,963

		1,244,376

TOTAL CORPORATE OBLIGATIONS
(Cost $50,399,285)		52,598,301

LOAN OBLIGATIONS — 12.3%
Consumer Discretionary — 1.8%
24 Hour Fitness Worldwide, Inc., Term Loan, 1st Lien
5.193%, VAR LIBOR+5.000%, 12/29/2025	189,483	164,376
BW Gas & Convenience Holdings, LLC, Initial Term Loan, 1st Lien
6.360%, VAR LIBOR+6.250%, 11/13/2026	543,483	547,559
PSS Industrial Group, Term Loan, 1st Lien
7.500%, VAR LIBOR+6.000%, 04/10/2025	559,970	419,978

		1,131,913

Consumer Staples — 0.9%
MRO Holdings, Inc., Initial Term Loan, 1st Lien
5.203%, VAR LIBOR+5.000%, 06/04/2026	576,289	551,319

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
MARCH 31, 2021 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Energy — 1.3%
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
6.750%, VAR LIBOR+5.750%, 06/18/2026	$839,158	$794,053

Industrials — 5.2%
Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/21/2024	148,458	145,990
DXP Enterprises, Inc. Term Loan
5.750%, VAR LIBOR+4.750%, 12/16/2027	538,650	537,303
Forming Machining Industries Holdings, LLC, Initial Term Loan, 1st Lien
4.453%, VAR LIBOR+4.250%, 10/09/2025	248,096	211,331
Forming Machining Industries Holdings, LLC, Initial Term Loan, 2nd Lien
8.453%, VAR ICE LIBOR USD 3 Month+8.250%, 10/09/2026	500,000	350,000
NA Rail Hold Co. LLC, Tranche B-1, Term Loan
4.703%, VAR LIBOR+4.500%, 10/19/2026	366,300	368,132
One Sky Flight, LLC, Term Loan, 1st Lien
8.500%, VAR LIBOR+7.500%, 12/19/2024	564,250	552,260
Veregy Consolidated, Inc., Initial Term Loan
7.000%, VAR LIBOR+6.000%, 11/02/2027	847,875	848,935
Werner Finco LP (Werner Finco, Inc.), Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 07/24/2024	247,436	245,580

		3,259,531

Information Technology — 0.7%
ConvergeOne Holdings, Corp., Initial Term Loan, 2nd Lien
8.609%, VAR LIBOR+8.500%, 01/14/2027	140,000	126,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
MARCH 31, 2021 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Information Technology — continued
CT Technologies Intermediate Holdings, Inc. Initial Term Loan
6.000%, VAR LIBOR+5.000%, 12/10/2025	$350,000	$350,290

		476,290

Materials — 2.4%
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
5.609%, VAR LIBOR+5.500%, 10/10/2025	658,959	638,202
ASP Unifrax Holdings, Inc., Term Loan, 2nd Lien
8.684%, VAR LIBOR+8.500%, 12/14/2026	350,000	318,500
Hyperion Materials & Technologies, Inc. Initial Term Loan, 1st Lien
6.500%, VAR LIBOR+5.500%, 08/28/2026	531,310	525,997

		1,482,699

TOTAL LOAN OBLIGATIONS
(Cost $7,814,982)		7,695,805

COMMON STOCK — 0.4%
24 Hour Fitness Worldwide, Inc. *(B)(C)	90,461	203,537
Party City Holdings *	11,517	66,799

TOTAL COMMON STOCK
(Cost $601,017)		270,336

PREFERRED EQUITY — 0.1%
24 Hour Fitness Worldwide, Inc. *#(B)	22,590	56,475

TOTAL PREFERRED EQUITY
(Cost $30,497)		56,475

TOTAL INVESTMENTS — 96.4%
(Cost $58,845,781)		$60,620,917

Percentages are based on Net Assets of $62,892,246.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
MARCH 31, 2021 (Unaudited)

*	Non-income producing security.
#	There is currently no rate available.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2021 was $44,199,919 and represents 70.3% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Securities considered restricted. The total market value of such securities as of March 31, 2021 was $203,537 and represented 0.3% of Net Assets.

ICE — Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

PIK — Payment-in-Kind

USD — U.S. Dollar

VAR — Variable Rate

The following table summarizes the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$52,598,301	$—	$52,598,301
Loan Obligations	—	7,695,805	—	7,695,805
Common Stock	66,799	—	203,537	270,336
Preferred Equity	—	—	56,475	56,475

Total Investments in Securities	$66,799	$60,294,106	$260,012	$60,620,917

(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/ or end of the year in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
MARCH 31, 2021 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.6%

	Shares	Value
Communication Services — 1.2%

Nexstar Media Group, Cl A	1,100	$154,473

Consumer Discretionary — 14.5%

Asbury Automotive Group *	675	132,638

Dana	7,330	178,339

Helen of Troy *	575	121,130

KB Home	2,995	139,357

Kontoor Brands	3,630	176,164

Liquidity Services *	10,355	192,396

Marriott Vacations Worldwide *	1,130	196,823

Oxford Industries	1,595	139,435

Steven Madden	5,140	191,516

Wyndham Hotels & Resorts	2,483	173,264

Zumiez *	4,160	178,464

		1,819,526

Consumer Staples — 1.5%

Performance Food Group *	3,125	180,031

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
MARCH 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Energy — 5.2%

Cameco	8,070	$134,043

ChampionX *	7,840	170,363

Denbury *	2,070	99,132

EQT *	7,030	130,617

Helmerich & Payne	4,505	121,455

		655,610

Financials — 21.8%

Argo Group International Holdings	3,375	169,830

BancorpSouth Bank	5,605	182,050

Blackstone Mortgage Trust, Cl A ‡	4,430	137,330

Cadence BanCorp, Cl A	5,510	114,222

Enterprise Financial Services	3,835	189,602

German American Bancorp	1,770	81,809

Great Western Bancorp	4,360	132,064

Hanover Insurance Group	700	90,622

Kemper	1,715	136,720

PacWest Bancorp	4,595	175,299

Peapack-Gladstone Financial	3,140	96,963

Radian Group	6,010	139,733

Redwood Trust ‡	17,920	186,547

Southside Bancshares	3,150	121,307

Sterling Bancorp	5,430	124,999

TriCo Bancshares	3,450	163,427

Veritex Holdings	5,065	165,727

Webster Financial	2,150	118,487

Wintrust Financial	2,635	199,733

		2,726,471

Health Care — 7.5%

Collegium Pharmaceutical *	5,410	128,217

Haemonetics *	1,150	127,662

Ligand Pharmaceuticals *	860	131,107

MEDNAX *	5,290	134,736

Pacira BioSciences *	1,750	122,658

Premier, Cl A	4,347	147,146

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
MARCH 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Health Care — continued

United Therapeutics *	875	$146,361

		937,887

Industrials — 18.5%

Astec Industries	1,655	124,820

Brink’s	1,759	139,366

Gibraltar Industries *	1,195	109,354

Hub Group, Cl A *	2,360	158,781

ITT	1,695	154,093

Kennametal	3,660	146,290

Kirby *	2,375	143,165

ManpowerGroup	1,235	122,142

Regal Beloit	1,190	169,789

Rexnord	2,670	125,730

Ryder System	2,525	191,016

Spirit AeroSystems Holdings, Cl A	2,870	139,626

SPX *	2,535	147,714

SPX FLOW	2,010	127,293

Terex	3,510	161,706

Textainer Group Holdings *	5,365	153,707

		2,314,592

Information Technology — 9.0%

Blackbaud	2,040	145,003

Itron *	1,405	124,553

J2 Global *	1,150	137,839

National Instruments	3,200	138,192

Novanta *	995	131,231

Rambus *	8,980	174,571

Rogers *	705	132,688

Semtech *	2,030	140,070

		1,124,147

Materials — 6.5%

Allegheny Technologies *	8,405	177,009

Arconic *	3,415	86,707

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
MARCH 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Materials — continued

Avient	3,405	$160,954

Domtar *	3,370	124,522

Hecla Mining	22,305	126,916

Tronox Holdings PLC	7,420	135,786

		811,894

Real Estate — 8.7%

Alexander & Baldwin ‡	11,875	199,381

Brixmor Property Group ‡	8,275	167,403

Jones Lang LaSalle *	735	131,594

Physicians Realty Trust ‡	10,650	188,186

Piedmont Office Realty Trust, Cl A ‡	7,690	133,575

QTS Realty Trust, Cl A ‡	2,095	129,974

Rayonier ‡	4,415	142,384

		1,092,497

Utilities — 2.2%
IDACORP	1,355	135,459
ONE Gas	1,845	141,899

		277,358

TOTAL COMMON STOCK
(Cost $9,293,487)		12,094,486

EXCHANGE TRADED FUND — 0.7%
iShares Russell 2000 Value ETF	550	87,708

TOTAL EXCHANGE TRADED FUND
(Cost $83,509)		87,708

TOTAL INVESTMENTS — 97.3%
(Cost $9,376,996)		$12,182,194

Percentages are based on Net Assets of $12,519,439.

*	Non-income producing security.
‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
MARCH 31, 2021 (Unaudited)

Cl — Class

ETF — Exchange Traded Fund

PLC — Public Limited Company

As of March 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
MARCH 31, 2021
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Enhanced Core Plus Fund	High Yield Fund	Small Cap Value Sustainability Fund
Assets:
Investments, at Value (Cost $19,219,860, $58,845,781 and $9,376,996, respectively)	$19,241,074	$60,620,917	$12,182,194
Cash	1,113,918	3,064,181	332,175
Interest and Dividend Receivable	148,792	1,003,551	10,756
Unrealized Appreciation on Forward Foreign Currency Contracts	87,033	–	–
Receivable Due from Investment Adviser	16,166	–	11,060
Receivable for Investment Securities Sold	1,604	425,967	118,361
Receivable for Capital Shares Sold	–	249,599	–
Prepaid Expenses	18,159	27,724	24,156

Total Assets	20,626,746	65,391,939	12,678,702

Liabilities:
Payable for Investment Securities Purchased	1,206,016	2,441,088	125,639
Unrealized Depreciation on Forward Foreign Currency Contracts	108,962	–	–
Audit Fees Payable	10,961	13,763	12,267
Payable Due to Administrator	9,741	9,741	9,741
Chief Compliance Officer Fees Payable	487	2,330	76
Trustees Fees Payable	170	531	144
Distribution Fees Payable (Investor Shares)	23	402	4
Due to Adviser	–	3,722	–
Other Accrued Expenses	16,156	28,116	11,392

Total Liabilities	1,352,516	2,499,693	159,263

Net Assets	$19,274,230	$62,892,246	$12,519,439

Net Assets Consist of:
Paid-in Capital	$19,121,663	$60,454,619	$9,060,166
Total Distributable Earnings	152,567	2,437,627	3,459,273

Net Assets	$19,274,230	$62,892,246	$12,519,439

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
MARCH 31, 2021
(Unaudited)

	Enhanced Core Plus Fund	High Yield Fund	Small Cap Value Sustainability Fund
Institutional Shares
Net Assets	$19,173,997	$60,329,826	$12,501,847
Shares Issued and Outstanding (unlimited authorization — no par value)	1,886,011	5,921,534	908,368
Net Asset Value, Offering and Redemption Price Per Share	$10.17	$10.19	$13.76

Investor Shares
Net Assets	$100,233	$2,562,420	$17,592
Shares Issued and Outstanding (unlimited authorization — no par value)	9,866	251,721	1,274
Net Asset Value, Offering and Redemption Price Per Share	$10.16	$10.18	$13.81

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
FOR THE PERIOD ENDED
MARCH 31, 2021 (Unaudited)

STATEMENTS OF OPERATIONS

	Enhanced Core Plus Fund	High Yield Fund	Small Cap Value Sustainability Fund
Investment Income:
Interest Income	$250,931	$2,465,288	$15
Dividend Income	–	6,677	78,033
Less: Foreign Taxes Withheld	–	–	(133)

Total Investment Income	250,931	2,471,965	77,915

Expenses:
Administration Fees (Note 4)	57,186	57,186	57,186
Investment Advisory Fees (Note 5)	33,987	147,853	39,775
Trustees’ Fees	3,065	8,911	1,724
Chief Compliance Officer Fees (Note 3)	1,389	3,832	844
Distribution Fees (Investor Shares)	99	1,668	7
Transfer Agent Fees (Note 4)	25,229	31,324	23,621
Registration Fees	16,410	17,872	16,174
Audit Fees	13,961	13,763	12,267
Legal Fees	7,951	23,041	4,410
Printing Fees	4,297	11,857	2,546
Custodian Fees (Note 4)	893	1,469	2,337
Other Expenses	11,461	25,244	3,721

Total Expenses	175,928	344,020	164,612

Less:
Waiver of Investment Advisory Fees (Note 5)	(33,987)	(140,793)	(39,775)
Reimbursement by Investment Adviser	(92,238)	–	(72,862)
Fees Paid Indirectly (Note 4)	(17)	(6)	(5)

Net Expenses	49,686	203,221	51,970

Net Investment Income	201,245	2,268,744	25,945

Net Realized Gain/(Loss) on:
Investments	92,420	663,439	1,198,129
Forward Foreign Currency Contracts	23,772	–	–
Foreign Currency Transactions	52	–	–

Net Realized Gain	116,244	663,439	1,198,129

Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	(446,950)	3,939,434	3,075,439
Forward Foreign Currency Contracts	3,119	–	–

Net Change in Unrealized Appreciation/(Depreciation)	(443,831)	3,939,434	3,075,439

Net Realized and Unrealized Gain (Loss) on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	(327,587)	4,602,873	4,273,568

Net Increase (Decrease) in Net Assets Resulting from Operations	$(126,342)	$6,871,617	$4,299,513

Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020(1)
Operations:
Net Investment Income	$201,245	$385,163
Net Realized Gain (Loss) on Investments	116,244	(15,983)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(443,831)	443,116

Net Increase (Decrease) in Net Assets Resulting from Operations	(126,342)	812,296

Distributions:
Institutional Shares	(179,944)	(351,932)
Investor Shares	(729)	(782)

Total Distributions	(180,673)	(352,714)

Capital Share Transactions:(2)
Institutional Shares:
Issued	3,237,792	15,752,875
Reinvestment of Dividends and Distributions	43,736	31,153
Redeemed	(21,675)	(23,019)

Increase from Institutional Shares Capital Share Transactions	3,259,853	15,761,009

Investor Shares:
Issued	35,000	70,213
Reinvestment of Dividends and Distributions	729	764
Redeemed	(434)	(5,471)

Increase from Investor Shares Capital Share Transactions	35,295	65,506

Net Increase in Net Assets from Capital Share Transactions	3,295,148	15,826,515

Total Increase in Net Assets	2,988,133	16,286,097

Net Assets:
Beginning of Period/Year	16,286,097	—

End of Period/Year	$19,274,230	$16,286,097

(1)	The Fund commenced operations on October 1, 2019.
(2)	For share transactions, see Note 6 in the Notes to Financial Statements.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Operations:
Net Investment Income	$2,268,744	$2,521,200
Net Realized Gain on Investments	663,439	248,318
Net Unrealized Appreciation (Depreciation) on Investments	3,939,434	(2,124,579)

Net Increase in Net Assets Resulting from Operations	6,871,617	644,939

Distributions:
Institutional Shares	(2,141,912)	(3,298,985)
Investor Shares	(57,207)	(53,705)

Total Distributions	(2,199,119)	(3,352,690)

Capital Share Transactions:(1)
Institutional Shares:
Issued	10,305,133	23,309,492
Reinvestment of Dividends and Distributions	1,252,017	1,306,698
Redemption Fees(2)	—	765
Redeemed	(2,730,116)	(1,969,126)

Increase from Institutional Shares Capital Share Transactions	8,827,034	22,647,829

Investor Shares:
Issued	1,820,079	1,171,076
Reinvestment of Dividends and Distributions	57,207	53,704
Redeemed	(115,541)	(604,480)

Increase from Investor Shares Capital Share Transactions	1,761,745	620,300

Net Increase in Net Assets from Capital Share Transactions	10,588,779	23,268,129

Total Increase in Net Assets	15,261,277	20,560,378

Net Assets:
Beginning of Period/Year	47,630,969	27,070,591

End of Period/Year	$62,892,246	$47,630,969

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.
(2)	For redemption fees, see Note 2 in the Notes to Financial Statements.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Operations:
Net Investment Income	$25,945	$45,445
Net Realized Gain (Loss) on Investments	1,198,129	(534,485)
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,075,439	(648,080)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,299,513	(1,137,120)

Distributions:
Institutional Shares	(46,674)	(792,953)
Investor Shares	(3)	(9)

Total Distributions	(46,677)	(792,962)

Capital Share Transactions:(1)
Institutional Shares:
Issued	110,003	180,687
Reinvestment of Dividends and Distributions	46,674	792,953
Redeemed	(108)	(927,178)

Increase from Institutional Shares Capital Share Transactions	156,569	46,462

Investor Shares:
Issued	15,955	—
Reinvestment of Dividends and Distributions	3	9

Increase from Investor Shares Capital Share Transactions	15,958	9

Net Increase in Net Assets from Capital Share Transactions	172,527	46,471

Total Increase (Decrease) in Net Assets	4,425,363	(1,883,611)

Net Assets:
Beginning of Period/Year	8,094,076	9,977,687

End of Period/Year	$12,519,439	$8,094,076

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout Each Period/Year

Institutional Shares	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020*
Net Asset Value, Beginning of Period/Year	$10.30	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.11	0.25
Net Realized and Unrealized Gain (Loss)	(0.14)	0.28

Total from Operations	(0.03)	0.53

Dividends and Distributions:
Net Investment Income	(0.10)	(0.23)
Net Realized Gain	—	—^

Total Dividends and Distributions	(0.10)	(0.23)

Net Asset Value, End of Period/Year	$10.17	$10.30

Total Return†	(0.34)%	5.38%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$19,174	$16,219
Ratio of Expenses to Average Net Assets	0.54%**	0.54%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.91%**	2.87%**
Ratio of Net Investment Income to Average Net Assets	2.19%**	2.53%**
Portfolio Turnover Rate	47%***	116%***

*	Commenced operations on October 1, 2019.
**	Annualized.
***	Not Annualized.
^	Amount represents less than $0.005 per share.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout Each Period/Year

Investor Shares	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020*
Net Asset Value, Beginning of Period/Year	$10.29	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.10	0.22
Net Realized and Unrealized Gain (Loss)	(0.15)	0.28

Total from Operations	(0.05)	0.50

Dividends and Distributions:
Net Investment Income	(0.08)	(0.21)
Net Realized Gain	—	—^

Total Dividends and Distributions	(0.08)	(0.21)

Net Asset Value, End of Period/Year	$10.16	$10.29

Total Return†	(0.45)%	5.08%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$100	$67
Ratio of Expenses to Average Net Assets	0.79%**	0.79%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.16%**	3.19%**
Ratio of Net Investment Income to Average Net Assets	1.95%**	2.20%**
Portfolio Turnover Rate	47%***	116%***

*	Commenced operations on October 1, 2019.
**	Annualized.
***	Not Annualized.
^	Amount represents less than $0.005 per share.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout Each Period/Year

Institutional Shares	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Period Ended September 30, 2019*
Net Asset Value, Beginning of Period/Year	$9.32	$10.18	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.42	0.66	0.57
Net Realized and Unrealized Gain (Loss)	0.85	(0.64)	0.17

Total from Operations	1.27	0.02	0.74

Dividends and Distributions:
Net Investment Income	(0.37)	(0.70)	(0.56)
Net Realized Gain	(0.03)	(0.18)	—

Total Dividends and Distributions	(0.40)	(0.88)	(0.56)

Net Asset Value, End of Period/Year	$10.19	$9.32	$10.18

Total Return†	13.80%	0.55%	7.53%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$60,330	$46,918	$27,030
Ratio of Expenses to Average Net Assets	0.75%**	0.75%	0.75%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.27%**	1.59%	2.08%**
Ratio of Net Investment Income to Average Net Assets	8.44%**	7.04%	6.77%**
Portfolio Turnover Rate	44%***	90%	58%***

*	Commenced operations on December 3, 2018.
**	Annualized.
***	Not Annualized.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout Each Period/Year

Investor Shares	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Period Ended September 30, 2019*
Net Asset Value, Beginning of Period/Year	$9.31	$10.19	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.41	0.63	0.59
Net Realized and Unrealized Gain (Loss)	0.84	(0.65)	0.14

Total from Operations	1.25	(0.02)	0.73

Dividends and Distributions:
Net Investment Income	(0.35)	(0.68)	(0.54)
Net Realized Gain	(0.03)	(0.18)	—

Total Dividends and Distributions	(0.38)	(0.86)	(0.54)

Net Asset Value, End of Period/Year	$10.18	$9.31	$10.19

Total Return†	13.69%	0.11%	7.51%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$2,562	$713	$41
Ratio of Expenses to Average Net Assets	1.00%**	0.99%	1.00%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.52%**	1.77%	2.38%**
Ratio of Net Investment Income to Average Net Assets	8.16%**	6.99%	6.94%**
Portfolio Turnover Rate	44%***	90%	58%***

*	Commenced operations on December 3, 2018.
**	Annualized.
***	Not Annualized.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout Each Period/Year

Institutional Shares	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Period Ended September 30, 2019*
Net Asset Value, Beginning of Period/Year	$9.03	$11.14	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.03	0.05	0.04
Net Realized and Unrealized Gain (Loss)	4.75	(1.28)	1.10

Total from Operations	4.78	(1.23)	1.14

Distributions:
Net Investment Income	(0.05)	(0.07)	—^
Net Realized Gain	—	(0.81)	—

Total Distributions	(0.05)	(0.88)	—

Net Asset Value, End of Period/Year	$13.76	$9.03	$11.14

Total Return†	53.06%	(12.51)%	11.45%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$12,502	$8,094	$9,978
Ratio of Expenses to Average Net Assets	0.98%**	0.98%	0.98%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	3.10%**	3.85%	4.07%**
Ratio of Net Investment Income to Average Net Assets	0.49%**	0.52%	0.62%**
Portfolio Turnover Rate	56%***	136%	131%***

*	Commenced operations on December 19, 2018.
**	Annualized.
***	Not Annualized.
^	Amount represents less than $0.005 per share.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout Each Period/Year

Investor Shares	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Period Ended September 30, 2019*
Net Asset Value, Beginning of Period/Year	$9.05	$11.14	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.05	0.14	0.13
Net Realized and Unrealized Gain (Loss)	4.76	(1.35)	1.01

Total from Operations	4.81	(1.21)	1.14

Distributions:
Net Investment Income	(0.05)	(0.07)	—^
Net Realized Gain	—	(0.81)	—

Total Distributions	(0.05)	(0.88)	—

Net Asset Value, End of Period/Year	$13.81	$9.05	$11.14

Total Return†	53.27%	(12.32)%	11.45%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$17	$—	$—
Ratio of Expenses to Average Net Assets	1.22%**	0.00%‡	0.00%**‡
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	3.12%**	3.57%	3.52%**
Ratio of Net Investment Income to Average Net Assets	0.67%**	1.50%	1.48%**
Portfolio Turnover Rate	56%***	136%	131%***

*	Commenced operations on December 19, 2018.
**	Annualized.
***	Not Annualized.
^	Amount represents less than $0.005 per share.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡

The ratio rounds to 0.00% due to the relative net asset value of Investor Shares. Prospectively, it is expected the ratio of net expenses to average net asset would approximate 1.23% (4.32% excluding waivers) and 1.23% (4.10% excluding waivers, reimbursements and fees paid indirectly), for the period ended September 2019 and year ended September 30, 2020, respectively.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
MARCH 31, 2021

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 Funds. The financial statements herein are those of the Mesirow Financial Funds (the “Funds”). The investment objective of the Mesirow Financial Enhanced Core Plus Fund (the “Enhanced Core Plus Fund”) is to seek to maximize total return through capital appreciation and current income consistent with preservation of capital. The investment objective of the Mesirow Financial High Yield Fund (the “High Yield Fund”) is to seek to provide a high level of current income consistent with the preservation of principal. The investment objective of the Mesirow Financial Small Cap Value Sustainability Fund (the “Small Cap Value Sustainability Fund”) is to seek to provide long-term capital appreciation with less volatility than the U.S. small cap value market. Each of the funds is classified as a diversified investment company. Mesirow Financial Investment Management, Inc. serves as the Funds’ investment adviser (the “Adviser”). The Funds currently offer Institutional and Investor Shares. The Enhanced Core Plus Fund, High Yield Fund and the Small Cap Value Sustainability Fund commenced operations on October 1, 2019, December 3, 2018 and December 19, 2018, respectively. The financial statements of the remaining Funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
MARCH 31, 2021

actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

45

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
MARCH 31, 2021

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2021, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2021, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds

46

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
MARCH 31, 2021

does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Schedules of Investments for details regarding open forward foreign currency contracts as of March 31, 2021.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Enhanced Core Plus Fund distributes its net investment income quarterly and makes distributions of its net realized capital gains, if any, at least annually. The High Yield Fund distributes its net investment income monthly and makes distributions of its net realized capital gains, if any, at least annually. The Small Cap Value Sustainability Fund distributes its net investment income, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution. All distributions are recorded on ex-dividend date.

47

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
MARCH 31, 2021

Deferred Offering Costs — Offering costs of the Fund, including costs of printing the initial prospectus, legal, and registration fees, are being amortized to expense over a twelve month period. As of March 31, 2021, the Funds’ offering costs have been fully amortized.

Redemption Fees — The High Yield Fund imposes a 1.00% redemption fee on the value of the Institutional Shares and Investor shares redeemed fewer than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The High Yield Fund, Institutional Shares imposed redemption fees of $— and $765, for the period ended March 31, 2021 and the year ended September 31, 2020, respectively.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2021, each of the Funds paid $57,186 for these services.

The Funds have adopted the Distribution Plan (the “Plan”) for the Investor Shares. Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Investor Shares as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. The Trust intends to operate the Plan in accordance with its terms and with Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agency expenses. For the period ended March 31, 2021, the Enhanced Core Plus Fund, the High

48

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
MARCH 31, 2021

Yield Fund and the Small Cap Value Sustainability Fund earned credits of $17, $6 and $5, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statements of Operations.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Enhanced Core Plus Fund, the High Yield Fund and the Small Cap Value Sustainability Fund at a fee calculated at an annual rate of 0.37%, 0.55% and 0.75%, respectively of the Funds’ average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) for Institutional Shares and Investor Shares from exceeding certain levels as set forth below until January 31, 2022. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2022. In addition, the Advisor may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

Accordingly, the contractual expense limitations for each Fund are as follows:

	Institutional Shares	Investor Shares

Enhanced Core Plus Fund	0.54%	0.79%

High Yield Fund	0.75%	1.00%

Small Cap Value Sustainability Fund	0.98%	1.23%

At March 31, 2021, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

	2022	2023	2024	Total

Enhanced Core Plus Fund	$—	$163,678	$317,431	$481,109

High Yield Fund	103,280	326,981	296,093	726,354

Small Cap Value Sustainability Fund	76,705	293,439	241,742	611,886

49

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
MARCH 31, 2021

6. Shares Transactions:

Enhanced Core Plus Fund	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020(1)
Institutional Shares
Issued	308,853	1,574,271
Reinvestment of Dividends and Distributions	4,234	3,140
Redeemed	(2,098)	(2,389)

Net Institutional Shares Capital Share Transactions	310,989	1,575,022

Investor Shares
Issued	3,347	6,961
Reinvestment of Dividends and Distributions	71	76
Redeemed	(42)	(547)

Net Investor Shares Capital Share Transactions	3,376	6,490

Net Increase in Shares Outstanding	314,365	1,581,512

High Yield Fund	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Institutional Shares
Issued	1,029,894	2,471,339
Reinvestment of Dividends and Distributions	126,480	141,723
Redeemed	(271,022)	(230,852)

Net Institutional Shares Capital Share Transactions	885,352	2,382,210

Investor Shares
Issued	181,509	131,204
Reinvestment of Dividends and Distributions	5,736	5,948
Redeemed	(12,083)	(64,596)

Net Investor Shares Capital Share Transactions	175,162	72,556

Net Increase in Shares Outstanding	1,060,514	2,454,766

50

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
MARCH 31, 2021

Small Cap Value Sustainability Fund	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Institutional Shares
Issued	8,540	18,264
Reinvestment of Dividends and Distributions	3,976	71,223
Redeemed	(9)	(89,531)

Net Institutional Shares Capital Share Transactions	12,507	(44)

Investor Shares
Issued	1,263	—
Reinvestment of Dividends and Distributions	—	1
Redeemed	—	—

Net Investor Shares Capital Share Transactions	1,263	1

Net Increase (Decrease) in Shares Outstanding	13,770	(43)

(1)	The Fund commenced operations on October 1, 2019.

Amount designated as “-“ are $0 or have been rounded to $0.

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended March 31, 2021, were as follows:

	Purchases	Sales
Enhanced Core Plus Fund	$6,106,521	$3,169,698
High Yield Fund	27,366,715	18,923,582
Small Cap Value Sustainability Fund	5,628,239	5,576,710

Additionally, the Enhanced Core Plus Fund had $5,199,989 and $4,845,720 in long-term U.S. government purchases and sales, respectively.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. To the extent these differences are permanent, they are charged or credited to distributable earnings or paid-in-capital, as appropriate, in the period that the differences arise. The permanent difference in the current

51

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
MARCH 31, 2021

year are primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset backed securities for tax purposes, distribution reclassification, foreign currency translations and reclassification of long term capital gain distribution on REITs.

The tax character of dividends and distributions paid during the period or year ended September 30, 2020 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Enhanced Core Plus Fund
2020	$250,113	$102,601	$352,714
High Yield Fund
2020	3,352,690	—	3,352,690
2019	1,439,417	—	1,439,417
Small Cap Value Sustainability Fund
2020	792,962	—	792,962
2019	4,010	—	4,010

The Enhanced Core Plus Fund did not commence operations until October 1, 2019.

As of September 30, 2020, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Enhanced Core Plus Fund	High Yield Fund	Small Cap Value Sustainability Fund
Undistributed Ordinary Income	$–	$258,908	$31,269
Current Year Loss Deferral	(31,665)	–	–
Post October Losses	–	(86,889)	(450,965)
Unrealized Appreciation (Depreciation)	491,250	(2,406,890)	(373,867)
Other Temporary Differences	(3)	–	–

Total Distributable Earnings (Accumulated Losses)	$459,582	$(2,234,871)	$(793,563)

Post-October losses represent losses realized on investment transactions from November 1, 2019 through September 30, 2020, that, in accordance with Federal income tax regulations, the funds elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2020 through September 30, 2020 and specified losses realized on investment transactions from November 1, 2019 through September 30, 2020 that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to interest from perpetual bonds, premium amortization of callable bonds,

52

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
MARCH 31, 2021

and wash sales. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Funds at March 31, 2021, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Enhanced Core Plus Fund	$19,219,860	$323,866	$(302,652)	$21,214
High Yield Fund	58,845,781	3,236,369	(1,461,233)	1,775,136
Small Cap Value Sustainability Fund	9,376,996	2,854,706	(49,508)	2,805,198

9.	Concentration of Risks:

As with all management investment companies, a shareholder in each Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability to meet its investment objective.

Asset-Backed Securities Risk (Enhanced Core Plus Fund and High Yield Fund) —Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk (Enhanced Core Plus Fund and High Yield Fund) — Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Below Investment Grade Securities (Junk Bonds) Risk (Enhanced Core Plus Fund and High Yield Fund) — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher

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rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Convertible Securities and Preferred Stocks Risk (Enhanced Core Plus Fund and High Yield Fund) — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk (Enhanced Core Plus Fund and High Yield Fund) — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk (Enhanced Core Plus Fund and High Yield Fund) — The Fund’s use of futures, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of OTC options and swaps is also subject to credit risk and valuation risk. Valuation risk is described below. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk (Enhanced Core Plus Fund and High Yield Fund) — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk (High Yield Fund and Small Cap Value Sustainability Fund) — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk (Enhanced Core Plus Fund, High Yield Fund and Small Cap Value Sustainability Fund) — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

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Extension Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk (Enhanced Core Plus Fund and High Yield Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Currency Risk (Enhanced Core Plus Fund and High Yield Fund) — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Foreign Investment/Emerging Markets Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Hybrid Preferred Securities Risk (Enhanced Core Plus Fund) — Hybrid preferred securities may be issued by corporations, generally in the form of interest-bearing instruments with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated business trusts or similarly structured securities. Although hybrid preferred security holders generally have claims to assets in a corporate liquidation that are senior to those of traditional preferred securities, the claims of such holders are generally still subordinate to those of senior debt holders.

Interest Rate Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

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Investment Style Risk (Enhanced Core Plus Fund, High Yield Fund and Small Cap Value Sustainability Fund) — The risk that the Fund’s investment strategy may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk (High Yield Fund) — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk (Enhanced Core Plus Fund and High Yield Fund) — The Fund’s use of borrowing, derivatives and when-issued, delayed delivery or forward commitment transactions may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and, in certain cases, the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. In the case of borrowings, the Fund may experience losses if its borrowing costs exceed the investment returns on the securities purchased with the borrowed money. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk (Enhanced Core Plus Fund, High Yield Fund and Small Cap Value Sustainability Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk (Enhanced Core Plus Fund, High Yield Fund and Small Cap Value Sustainability Fund) — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Master Limited Partnerships (MLPs) Risk (High Yield Fund) — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Mid-Capitalization Companies Risk (High Yield Fund) — The risk that mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or

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economic events than larger, more established companies. In particular, mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. Mid-capitalization stocks may be traded over-the-counter or listed on an exchange.

Money Market Instruments Risk (Enhanced Core Plus Fund, High Yield Fund and Small Cap Value Sustainability Fund) — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically,$1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Mortgage-Backed Securities Risk (Enhanced Core Plus Fund and High Yield Fund) —Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Municipal Securities Risk (Enhanced Core Plus Fund and High Yield Fund) — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit

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quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Portfolio Turnover Risk (Small Cap Value Sustainability Fund) — The Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Prepayment Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Privately Issued Securities Risk (High Yield Fund) — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Sector Emphasis Risk (Small Cap Value Sustainability Fund) — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Small Capitalization Companies Risk (High Yield Fund and Small Cap Value Sustainability Fund) — Small capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter or listed on an exchange.

Sustainability (ESG) Policy Risk (Small Cap Value Sustainability Fund) — The Fund’s ESG criteria exclude securities of certain issuers for non-financial reasons. Therefore, the Fund

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may forgo opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for ESG reasons when it might be otherwise disadvantageous for it to do so. Accordingly, the Fund may underperform other funds that do not utilize an investment strategy that incorporates ESG criteria. Companies meeting the Fund’s ESG criteria may be out of favor in particular market cycles and perform less well than the market as a whole. The Fund will vote proxies in a manner which is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views. A company’s ESG performance or the Adviser’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s ESG criteria.

Trust Preferred Securities Risk (Enhanced Core Plus Fund) — Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. The Adviser considers trust preferred securities to be debt securities. Trust preferred securities are subject to increased credit risk and market value volatility, as well as the risk that the Fund may have to liquidate other investments in order to satisfy the distribution requirements applicable to regulated investment companies if the trust preferred security or the subordinated debt is treated as an original issue discount obligation, and thereby causes the Fund to accrue interest income without receiving corresponding cash payments. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

U.S. Government Securities Risk (Enhanced Core Plus Fund and High Yield Fund) —Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Valuation Risk (Enhanced Core Plus Fund, High Yield Fund and Small Cap Value Sustainability Fund) — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

Value Style Risk (Small Cap Value Sustainability Fund) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Warrants and Rights Risk (High Yield Fund) — Warrants and rights may be more speculative than other types of investments. The price of a warrant or right may be more volatile than the price of its underlying security, and a warrant or right may offer greater potential for capital appreciation as well as capital loss. A warrant or right ceases to have value if it is not exercised prior to its expiration date.

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When-Issued and Delayed Delivery Securities and Forward Commitments Risk (Enhanced Core Plus Fund and High Yield Fund) — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.

10. Other:

At March 31, 2021, the percentage of total shares outstanding held by shareholders of the Funds owning 10% or greater of the aggregate total shares outstanding was as follows:

	No. of Shareholders	% Ownership
Enhanced Core Plus Fund

Institutional Shares	2	86%

Investor Shares	1	100%

High Yield Fund

Institutional Shares	4	92%

Investor Shares	2	100%

Small Cap Value Sustainability Fund

Institutional Shares	2	86%

Investor Shares	2	99%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2021.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual Funds have operating expenses. As a shareholder of a mutual Fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual Funds’ gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual Funds’ average net assets; this percentage is known as the mutual Funds’ expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual Funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2020 - March 31, 2021.

The table on the next page illustrates your Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Funds’ gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Funds’ costs with those of other mutual Funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual Funds to make this 5% calculation. You can assess your Funds’ comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual Funds.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
MARCH 31, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited) – concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Funds’ actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/01/20	Ending Account Value 3/31/21	Annualized Expense Ratios	Expenses Paid During Period*
Enhanced Core Plus Fund
Actual Fund Return
Institutional Shares	$1,000.00	$996.60	0.54%	$2.69
Investor Shares	1,000.00	995.50	0.79	3.93
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,022.24	0.54%	$2.72
Investor Shares	1,000.00	1,020.99	0.79	3.98
High Yield Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,138.00	0.75%	$4.00
Investor Shares	1,000.00	1,136.90	1.00	5.33
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,021.19	0.75%	$3.78
Investor Shares	1,000.00	1,019.95	1.00	5.04
Small Cap Value Sustainability Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,530.60	0.98%	$6.18
Investor Shares	1,000.00	1,532.70	1.22	7.70
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.05	0.98%	$4.94
Investor Shares	1,000.00	1,018.85	1.22	6.14

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
MARCH 31, 2021

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 18, 2021, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Funds’ liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report also noted that the Board approved a change to the membership of the committee serving as Program Administrator. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Mesirow Financial Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-833-637-4769

Investment Adviser:

Mesirow Financial Investment Management, Inc.

353 N. Clark Street

Chicago, IL 60654

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

MES-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: June 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: June 8, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: June 8, 2021